Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 33,518	$ 23,812
Accrued expenses	29,309	29,769
Total	$ 62,827	$ 53,581